Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expenses, Accounting Pronouncements (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Advertising costs			¥ 92,460	¥ 77,911
Operating lease right-of-use assets	¥ 1,709,722		1,578,828	1,829,968
Operating lease liabilities	1,762,215		1,651,212
Assets:
Accounts receivable-trade, net	89,416		148,540	337,048
Deferred tax assets, net	613,311		655,591	222,505
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses	814,390		889,112	447,974
Contract liability (current)	92,988		172,063	201,559
Advances Received	438,482		461,665	483,124
Long-term contract liability - net of current portion	297,523		333,978	465,077
SHAREHOLDERS' EQUITY:
Accumulated deficit	(2,225,072)		(1,703,302)	(705,309)
Revenues	2,127,479	¥ 1,356,277	3,341,617	3,908,264
Operating loss	(482,188)	(434,307)	(746,088)	34,350
Loss before income tax			(626,689)	32,737
Income tax (benefit) expense	55,219	19,030	(87,519)	15,961
Net loss	(521,770)	(442,971)	(539,170)	17,335
Cash flows from operating activities:
Net income	(521,770)	(442,971)	(539,170)	17,335
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense	42,280	11,046	(107,264)	5,739
Changes in operating assets and liabilities:
Accounts receivable-trade, net	72,839	192,093	189,143	(66,877)
Accrued expenses	106,131	(62,280)	206,706	116,856
Contract liability	(115,531)		(160,595)
Advances received	(96,535)	(124,828)	(15,322)	(39,177)
Net cash used in operating activities	(348,266)	¥ (374,861)	(366,420)	7,870
Cumulative adjustment
Assets:
Deferred tax assets, net			(135,345)	202,496
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses			(600)	820
Contract liability (current)			(172,063)	201,559
Advances Received			26	(6,137)
Long-term contract liability - net of current portion			(333,978)	465,077
SHAREHOLDERS' EQUITY:
Accumulated deficit			371,270	(458,823)
Cash flows from operating activities:
Net income			(87,551)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense			(67,151)
Changes in operating assets and liabilities:
Accrued expenses			220
Contract liability			160,595
Advances received			(6,113)
Cumulative Adjusted Balance
Assets:
Deferred tax assets, net			520,246	425,001
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses			888,512	448,794
Contract liability (current)				201,559
Advances Received			461,691	476,987
Long-term contract liability - net of current portion				465,077
SHAREHOLDERS' EQUITY:
Accumulated deficit			(1,332,032)	(1,164,132)
Cash flows from operating activities:
Net income			(626,721)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense			(174,415)
Changes in operating assets and liabilities:
Accrued expenses			206,926
Advances received			(21,435)
Net cash used in operating activities			(366,420)
Difference between Revenue Guidance in Effect before and after Topic 606
SHAREHOLDERS' EQUITY:
Revenues			(154,702)
Operating loss			(154,702)
Loss before income tax			(154,702)
Income tax (benefit) expense			(67,151)
Net loss			(87,551)
Calculated under Revenue Guidance in Effect before Topic 606
SHAREHOLDERS' EQUITY:
Revenues			3,186,915
Operating loss			(900,790)
Loss before income tax			(781,391)
Income tax (benefit) expense			(154,670)
Net loss			(626,721)
Accumulated deficit
SHAREHOLDERS' EQUITY:
Net loss	¥ (521,770)		¥ (539,170)	¥ 17,335
Accumulated deficit | Cumulative adjustment
SHAREHOLDERS' EQUITY:
Accumulated deficit					¥ (458,823)